NOTES PAYABLE - RELATED PARTIES	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
NOTES PAYABLE - RELATED PARTIES

At August 31, 2011, the Company had unsecured notes payable and accrued interest of $330,989. These notes are payable to the officer and director of the Company. Each note is due on demand and accrues interest at a rate ranging from 8.0% to 10.5% per annum.  Interest expense for the three months ended August 31, 2011 was $6,309. The interest expense for three months ended August 31, 2010 was $3,797. Accrued expenses relating to Directors Compensation are included in the balances of the notes payable – related parties and these unpaid expenses are subject to interest charges ranging from 8.0% - 10.5% per annum as applicable for each note payable.